Other Borrowings (Narrative) (Details)	Dec. 31, 2017 USD ($)
Short-term Debt [Line Items]
Maturities in 2018	$ 22,398
Maturities in 2019	1,000,000
Maturities in 2020	7,000,000
Maturities in 2021	14,000,000
Maturities in 2022	12,750,000
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Loans Pledged as Collateral	88,454,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 63,704,000